FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of company's maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets, excluding derivative assets, disclosed as follows:

	As at December 31, 2024	As at December 31, 2023
Cash and equivalents	$4,074	$4,148
Accounts receivable	763	693
Notes receivable	217	187
Kibali JV receivable	462	505
Norte Abierto JV partner receivable	74	81
Restricted cash	65	101
	$5,655	$5,715

Schedule of the expected maturity of significant financial assets and liabilities

As at December 31, 2024
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$4,074	$—	$—	$—	$4,074
Accounts receivable	763	—	—	—	763
Notes receivable	—	61	—	156	217
Kibali JV receivable	260	202	—	—	462
Norte Abierto JV partner receivable	23	—	—	51	74
Restricted cash	—	5	—	60	65
Trade and other payables	1,613	—	—	—	1,613
Debt	24	69	12	4,644	4,749
Other liabilities	85	167	97	246	595
As at December 31, 2023
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$4,148	$—	$—	$—	$4,148
Accounts receivable	693	—	—	—	693
Notes receivable	—	46	3	138	187
Kibali JV receivable	148	314	43	—	505
Norte Abierto JV partner receivable	20	10	—	51	81
Restricted cash	—	4	—	97	101
Trade and other payables	1,503	—	—	—	1,503
Debt	11	78	12	4,646	4,747
Other liabilities	69	243	89	173	574